Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Sales	$ 40,827	$ 36,588
Costs and expenses
Cost of goods sold	35,055	30,895
Depreciation and amortization	1,278	1,184
Selling, general and administrative	1,664	1,668
Interest expense, net	93	70
Equity income	(277)	(253)
Other expense, net	63	39
Income from operations before income taxes	2,951	2,985
Income taxes	619	741
Net income	2,332	2,244
Income attributable to non-controlling interests	(36)	(48)
Net income attributable to Magna International Inc.	$ 2,296	$ 2,196
Earnings per Common Share:
Basic	$ 6.65	$ 5.91
Diluted	$ 6.61	$ 5.87
Weighted average number of Common Shares outstanding during the year [in millions]:
Basic	345.4	371.8
Diluted	347.5	373.9